Operating lease arrangements - Aggregate minimum rentals receivable (Details) - GBP (£) £ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Operating lease arrangements by lessor
Future minimum lease rentals receivable under non-cancellable operating lease	£ 13,694	£ 15,803
Less than 1 year
Operating lease arrangements by lessor
Future minimum lease rentals receivable under non-cancellable operating lease	1,278	1,257
Later than 1 year and no later than 5 years
Operating lease arrangements by lessor
Future minimum lease rentals receivable under non-cancellable operating lease	2,866	4,617
Over 5 years
Operating lease arrangements by lessor
Future minimum lease rentals receivable under non-cancellable operating lease	£ 9,550	£ 9,929